Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents
7. Cash and cash equivalents

	December 31, 2025	December 31, 2024

Cash	$767,683	$830,788
Cash equivalents	101,673	26,009
	$869,356	$856,797
As at December 31, 2025, €57.0 million and $10.7 million (cumulatively $77.7 million) (2024 - €152.6 million and $4.9 million (cumulatively $163.4 million)) of cash and cash equivalents are designated for the use of constructing the Skouries Project and to fund reimbursable VAT expenditures relating to the Skouries Project.